Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
13.
Income Taxes

The Company did not provide for any income taxes for the three and six months ended June 30, 2024 and 2s023. The Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred since inception and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is not more likely than not that the Company will realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the deferred tax assets as of June 30, 2024 and December 31, 2023. Company recognized tax expense of $0 for the three and six months ended June 30, 2024 and 2023.

14.
Income Taxes

The components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2023	2022
Domestic	(12,614,259)	(10,222,781)
Foreign	(211,658)	(2,939,936)
Total	(12,825,917)	(13,162,717)

	Year Ended December 31,
Components of Tax Expense	2023	2022
Current — Federal		$3,000
Current — State		(42,000)
Total current	—	(39,000)
Deferred — Federal	$(2,701,000)	$(1,984,000)
Deferred — State	(1,061,000)	(639,000)
Deferred — Foreign	16,297,000	(1,603,000)
Change in Valuation Allowance	(12,535,000)	4,191,000
Total deferred	—	(35,000)
(Benefit from) provision for income taxes	$—	$(74,000)
Effective income tax rate	—%	0.56%

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate for the years ended December 31, 2023 and 2022 as follows:

	Year Ended December 31,
	2023	2022
Tax computed at federal statutory rate	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	7.84%	4.86%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal tax rate	(0.39)%	0.36%
Permanent difference related to change in fair value of derivatives	1.37%	(1.91)%
Permanent difference related to change in fair value of convertible notes	3.44%	—%
Permanent difference related to interest expense on convertible notes	(4.40)%	—%
Return to Provision	1.17%	8.83%
Change in valuation allowance	97.73%	(31.84)%
Warrants issued on conversion	—%	(0.74)%
Reduction in Foreign Jurisdiction Tax Rate	(127.76)%	—%
Income Tax Provision/(Benefit)	—%	0.56%

The effective income tax rate is based upon the income for the year, the composition of the income in Korea, and adjustments, if any, for the potential tax consequences, benefits or resolutions of audits or other tax contingencies. Our effective tax rate for the fiscal year 2023 differed from the U.S. Federal statutory rate of 21.0% primarily due to our composition of Korean earnings, the decrease in Korean tax benefits due to the company’s reasonable expectation that any future benefits would be realized at the lowest Korean corporate tax rate, the company’s permanent differences arising from changes in fair value of derivatives, convertible notes and accretion interest expense recognized on convertible note and the change in the valuation allowance. Our effective tax rate for the fiscal year 2022 differed from the U.S. Federal statutory rate of 21.0% primarily due to our composition of Korean earnings and change in valuation allowance.

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards. Significant components of deferred tax assets (liabilities) at December 31, 2023 and 2022 are as follows:

	December 31,
	2023	2022
Deferred tax assets
Federal Net Operating Loss	2,241,000	964,000
State Net Operating Loss	839,000	297,000
Foreign Net Operating Loss	8,886,000	24,965,000
Foreign Tax Credits	375,000	379,000
Foreign Accruals	421,000	936,000
Accruals	1,100,000	615,000
Capitalized Start up Costs	238,000	209,000
Capitalized Section 174 R&D	725,000	437,000
Right of Use Operating Lease ASC 842	1,242,000	1,183,000
Total deferred tax assets	16,067,000	29,985,000
Deferred tax liabilities
Right of Use Operating Lease ASC 842	—	(1,030,000)
Depreciation	(37,000)	(88,000)
Total deferred tax liabilities	(37,000)	(1,118,000)
Total net deferred tax assets	16,030,000	28,867,000
Less: valuation allowance	(16,030,000)	(28,867,000)
Net deferred tax assets	—	—

Deferred income taxes reflect future tax effects of temporary differences between the tax and financial reporting basis of the Corporation’s assets and liabilities measured using enacted tax laws and statutory tax rates applicable to the periods when the temporary differences will affect taxable income. When necessary, deferred tax assets are reduced by a valuation allowance, if based on the weight of available positive and negative evidence, it is more likely than not that some portion or all the deferred tax assets will not be realized. As of December 31, 2023 and 2022, the Company has $16.0 million and $28.9 million, respectively, in valuation allowance against its deferred tax assets.

The Company decreased its valuation allowance by $300,000 due to currency fluctuations on foreign net operating losses. In addition, the company determined, that based on current and forecasted earnings of the Korean entity, the future tax benefits of the Korean deferred tax assets would be realized at the lower corporate tax rate of 9%. Therefore, there was a decrease of $16.4 million to the Korean deferred tax asset and valuation allowance. The overall impact to the valuation allowance for the year was a net decrease of $12.8 million.

At December 31, 2023, the Company has U.S net operating losses (“NOL”) carryforwards of $10.7 million, with an indefinite carryforward, state NOL carryforwards of $10.5 million which will expire at various dates beginning 2042 and Korean NOL carryforwards of $99 million which will expire at various dates beginning in 2025.

The Korean NOLs carryover for 2022 are historical NOLs generated in years prior to the acquisition that stay with the corporate entity. NOLs generated prior to 2020 have a 10 year carryover, and NOLs generated in years 2020 and later have a 15 year carryforward.

Under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, or the Code, if a corporation undergoes an "ownership change," the corporation’s ability to use its pre-change net operating loss carryforwards and other pre-change tax attributes to offset its post-change income and taxes may be limited. In general, an "ownership change" generally occurs if there is a cumulative change in the Company’s ownership by "5-percent shareholders" that exceeds 50 percentage points over a rolling three-year period. The Company had an ownership change within the meaning of IRC Sec 382 in May of 2022. The Company has not performed an analysis to determine the annual limitation of the use of the U.S. NOLs going forward.

As of December 31, 2023, we have not provided taxes on undistributed earnings of our foreign subsidiaries, which may be subject to foreign withholding taxes upon repatriation, as we consider these earnings indefinitely reinvested. Our indefinite reinvestment determination is based on the future operational and capital requirements of our domestic and foreign operations. We expect our international cash and cash equivalents and marketable securities will continue to be used for our foreign operations and therefore do not anticipate repatriating these funds. As of December 31, 2023, it is not practical to calculate the unrecognized deferred tax liability on these earnings due to the complexities of the utilization of foreign tax credits and other tax assets.

The Company files income tax returns in the U.S., Korea and various state jurisdictions. The Company is not currently under audit for the open years 2020 through 2023 in the U.S. federal and state tax jurisdictions and 2018 through 2023 in Korea. Carryforward attributes that were generated in earlier periods remain subject to examination to the extent the year in which they were used or will be used remains open for examination.